S000025526 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended	188 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.28%	12.87%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.36%	18.96%	16.78%
Lipper Large-Cap Growth Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	29.81%	15.98%	14.40%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		21.57%	15.82%	14.71%
Performance Inception Date						May 15, 2009
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.47%	13.36%	11.58%
Performance Inception Date						May 15, 2009
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.30%	12.24%	11.02%
Performance Inception Date						May 15, 2009
Class C
Prospectus [Line Items]
Average Annual Return, Percent		28.03%	16.33%	14.69%
Performance Inception Date						May 15, 2009
Class I
Prospectus [Line Items]
Average Annual Return, Percent		29.31%	17.50%	15.67%
Performance Inception Date						May 15, 2009
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		29.47%	17.67%	15.85%
Performance Inception Date					Mar. 25, 2013

[1]	An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization.
[2]	An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Growth Funds Classification.